Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss before Taxes [Abstract]
Domestic	$ (3,808,877)	$ (4,487,856)	$ (2,961,844)
Foreign	0	0	0
Loss before taxes	(3,808,877)	(4,487,856)	(2,961,844)
Components of the Provision for Income taxes [Abstract]
Current tax expense	(33,726)	(26,896)	(29,525)
Deferred tax expense / (benefit)	0	(24,341)	16,099
Income tax expense for year	(33,726)	(51,237)	(13,426)
Deferred Tax (Expense) Benefit [Abstract]
Non tonnage tax trade - net loss	0	0	126,873
Tax at 12.5%	0	0	15,859
Other	0	0	240
Change in valuation allowance	0	(24,341)	0
Reconciliation of Deferred Tax Assets [Abstract]
Cumulative non tonnage tax trade-net loss	0	189,531	189,531
Deferred tax at 12.5%	0	23,691	23,691
Other	0	650	650
Total deferred tax assets	0	24,341	24,341
Valuation allowance	0	(24,341)	0
Net deferred tax asset	$ 0	$ 0	$ 24,341
Statutory tax rate (in hundredths)	12.50%